Cover	Mar. 07, 2022
Cover [Abstract]
Entity Registrant Name	Federal Home Loan Bank of New York
Entity Central Index Key	0001329842
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 07, 2022
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Tax Identification Number	13-6400946
Entity File Number	000-51397
Entity Address Address Line 1	101 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10178-0599
City Area Code	212
Local Phone Number	441-6616